Standards issued but not yet effective	6 Months Ended
Jun. 30, 2024
Standards Issued But Not Yet Effective [Abstract]
Standards issued but not yet effective	Standards issued but not yet effective
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2024 and/or not yet adopted by the European Union as per June 30, 2024 and for which the impact might be relevant:
•Amendments to IAS 21: The Effects of Changes in Foreign Exchange Rates for lack of exchangeability
(issued August 2023)
•Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (issued
May 2024)
•New standard IFRS 19: Subsidiaries without Public Accountability: Disclosures (issued May 2024)
•New standard IFRS 18: Presentation and Disclosure in Financial Statements (issued April 2024)
None of the other new standards, interpretations and amendments,  which have been issued by the IASB and the IFRIC are not yet effective as per June 30, 2024 and/or not yet adopted by the European Union as per June 30, 2024, are expected to have a material effect on the Group's future financial statements.